7. Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2012
Cost and estimated earnings in excess of billings
	2012	2011
	US$’000	US$’000

Contracts costs incurred plus estimated earnings	3,785	8,604
Less: Progress billings	(3,684)	(8,098)
Cost and estimated earnings in excess of billings	101	506

ZHEJIANG
Cost and estimated earnings in excess of billings
	2012	2011
	RMB’000	RMB’000

Contracts costs incurred plus estimated earnings	198,706	117,105
Less: Progress billings	(98,957)	(53,574)

Cost and estimated earnings in excess of billings	99,749	63,531